RELATED PARTIES (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Yehuda Kahane [Member]
Related Party Transaction [Line Items]
Monthly cost	$ 4,800
Aggregate amounts paid	69,000		$ 64,000	$ 62,000
ILS [Member] | Yehuda Kahane [Member]
Related Party Transaction [Line Items]
Monthly cost | ₪		₪ 15,000
Izzy Sheratzky [Member]
Related Party Transaction [Line Items]
Monthly cost | ₪		₪ 225,000
Monthly cost Plus VAT	$ 72,000
Term of agreement	3 years	3 years
Additional term of agreement	3 years	3 years
Notice required to terminate agreement	180 days	180 days
Vacation and sick days	25 days	25 days
Eyal Sheratzky [Member]
Related Party Transaction [Line Items]
Monthly cost | ₪		₪ 175,000
Monthly cost Plus VAT	$ 56,000
Term of agreement	3 years	3 years
Additional term of agreement	3 years	3 years
Notice required to terminate agreement	180 days	180 days
Vacation and sick days	25 days	25 days
Nir Sheratzky [Member]
Related Party Transaction [Line Items]
Monthly cost | ₪		₪ 175,000
Monthly cost Plus VAT	$ 56,000
Term of agreement	3 years	3 years
Additional term of agreement	3 years	3 years
Notice required to terminate agreement	180 days	180 days
Vacation and sick days	25 days	25 days
Gil Sheratzky [Member]
Related Party Transaction [Line Items]
Monthly cost | ₪		₪ 125,000
Monthly cost Plus VAT	$ 40,000
Term of agreement	3 years	3 years
Additional term of agreement	3 years	3 years
Notice required to terminate agreement	180 days	180 days
Vacation and sick days	25 days	25 days
Tzivtit Insurance [Member]
Related Party Transaction [Line Items]
Related party commission from insurance company	$ 114,000		130,000	$ 130,000
Tzivtit Insurance [Member] | ILS [Member]
Related Party Transaction [Line Items]
Related party commission from insurance company | ₪		₪ 368,000
Tzivtit Insurance [Member] | Basic Insurance Policies [Member]
Related Party Transaction [Line Items]
Payments for insurance policies	455,000		430,000
Tzivtit Insurance [Member] | Directors And Officers Liability Insurance [Member]
Related Party Transaction [Line Items]
Payments for insurance policies	$ 963,000		$ 877,000